Employee Benefit Plans	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Employee Benefit Plans

NOTE 12 - EMPLOYEE BENEFIT PLANS

The Company has a profit sharing plan with 401(k) provisions (the “Plan”). The Plan covers substantially all employees. The Plan allows employee contributions to be made on a salary reduction basis under Section 401(k) of the Internal Revenue Code. Under the 401(k) provisions, the Company makes discretionary matching contributions to employees’ 401(k). The Company made contributions to the Plan in the amount of $481 and $537 for the years ended December 31, 2017 and 2016, respectively.